Stock Plan - Earn-out Shares Activity (Details) - Earn-out shares - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Granted (in shares)	5,112
forfeited (in shares)	(412)
Ending balance (in shares)	4,700
Weighted-Average Grant Date Fair Value
Outstanding, weighted-average grant date fair value (in dollars per share)	$ 12.64	$ 0
Granted (in dollars per share)	12.63
Forfeited (in dollars per share)	$ 12.58